File No. 33-82366
                                                              File No. 811-08690


              As filed with the Securities and Exchange Commission
                                on March 18, 1996



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                    /X/
                         POST-EFFECTIVE AMENDMENT NO. 2                     /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                   /X/
                                 AMENDMENT NO. 4                            /X/


                               THE DLB FUND GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               One Memorial Drive, Cambridge, Massachusetts 02142
               --------------------------------------------------
                     (Address of Principal Executive Office)

                                  (617)225-3800
                                  -------------
              (Registrant's Telephone Number, Including Area Code)

Ronald E. Gwozdz                                    with a copy to:
David L. Babson & Co., Inc.                         Gregory D. Sheehan, Esq.
One Memorial Drive                                  Ropes & Gray
Cambridge, Massachusetts  02142                     One International Place
-------------------------------                     Boston, Massachusetts  02110
(Name and Address of Agent for Service)


It is proposed that this filing become effective (check appropriate box):

|_|    Immediately upon filing              |X|  on April 2, 1996 pursuant to
       pursuant to paragraph (b)                 paragraph (b)

|_|    60 days after filing pursuant        |_|  on (date) pursuant to
       to paragraph (a)(1)                       paragraph (a)(1)

|_|    75 days after filing pursuant        |_|  on (date) pursuant to
       to paragraph (a)(2)                       paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously-filed, post-effective amendment.

         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has previously declared the registration under the Securities Act of 1933 of an indefinite number of its shares of beneficial interest. Registrant filed a Rule 24f-2 Notice with respect to Registrant's fiscal year ended December 31, 1995 on February 29, 1996.

                               THE DLB FUND GROUP
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus
                   ------------------------------------------

                                                              Location in the
N-1A                                                          Registration Statement
Item No              Item                                     by Prospectus Heading
-------              ----                                     ---------------------
1.                Cover Page                                  Cover Page

2.                Synopsis                                    "Shareholder Transaction and Fund Expenses"

3.                Condensed Financial Information             "Financial Highlights"

4.                General Description of the                  "Organization and Capitalization of the Trust,"
                  Registrant                                  "Investment Objectives and Policies and Associated
                                                              Risks" and Cover Page

5.                Management of the Fund                      "Management of the Trust"

5A.               Management's Discussion of Fund             Not Applicable
                  Performance

6.                Capital Stock and Other Securities          "Distributions," "Taxes" and "Shareholder
                                                              Inquiries"

7.                Purchase of Securities Being                "Purchase of Shares" and "Determination of Net
                  Offered                                      Asset Value"


8.                Redemption or Repurchase                    "Redemption of Shares" and "Determination of Net
                                                              Asset Value"
9.                Pending Legal Proceedings                   Not Applicable


                         Part B: Information Required in
                   Statement of Additional Information ("SAI")
                   -------------------------------------------

                                                              Location in the
N-lA                                                          Registration Statement
Item No.             Item                                     by SAI Heading
--------             ----                                     --------------
10.               Cover Page                                  Cover Page

11.               Table of Contents                           "Table of Contents"

12.               General Information and History             Not Applicable

13.               Investment Objective and Policies           "Investment Objectives and Policies and Associated
                                                              Risks," "Investment Restrictions," and "Additional
                                                              Investment Practices of the Fixed Income Fund"

14.               Management of the Registrant                "Management of the Trust"

15.               Control Persons and Principal               "Description of the Trust
                  Holders of Securities                       and Ownership of Shares"

16.               Investment Advisory and Other               "Investment Advisory and
                  Services                                    Other Services"

17.               Brokerage Allocation                        "Portfolio Transactions"

18.               Capital Stock and Other Securities          "Description of the Trust" and "Ownership of
                                                              Shares"

19.               Purchase, Redemption and Pricing            "Purchase of Shares"
                  of Securities Being Offered                 and "Redemption of Shares"
                                                              in Prospectus and "Determination of Net Asset
                                                              Value"

20.               Tax Status                                  "Income Dividends,  Distributions and Tax Status"

21.               Underwriters                                Not Applicable

22.               Calculation of Performance Data             "Performance Information"

23.               Financial Statements                        "Report of Independent Auditors and Financial
                                                              Statements"

                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

================================================================================

                                   PROSPECTUS
                               THE DLB FUND GROUP
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800
                                  April 1, 1996


         The DLB Fund Group (the "Trust") is an open-end management investment company offering four non-diversified portfolios with different investment objectives and strategies. (Such portfolios are each referred to as a "Fund," and, collectively, as the "Funds.") The Funds are intended primarily to serve as investment vehicles for institutional investors. Each Fund's investment manager is David L. Babson & Co., Inc. (the "Manager").


         The DLB FIXED INCOME FUND (the "Fixed Income Fund") seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.


         The DLB GLOBAL SMALL CAPITALIZATION FUND (the "Global Small Cap Fund") seeks long-term capital appreciation through investment primarily in common stocks of smaller foreign and domestic companies.


         The  DLB  VALUE  FUND  (the  "Value  Fund")  seeks  long-term   capital
appreciation primarily through investment in a portfolio of common stocks of established companies.

         The DLB MID CAPITALIZATION FUND (the "Mid Cap Fund") seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of small to medium-size companies.

         Shares of each Fund are sold to investors by the Trust. The minimum initial investment in a Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in any of the Funds. Please read this Prospectus carefully and keep it for further reference.


         A Statement of Additional Information dated April 1, 1996 is available at no charge by writing to the Trust, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts, 02142 or by telephoning (617) 225-3800. The Statement, which contains more detailed information about all of the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.


================================================================================

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

================================================================================


                                TABLE OF CONTENTS

                                                                           PAGE

SHAREHOLDER TRANSACTION AND FUND EXPENSES..................................  3

FINANCIAL HIGHLIGHTS.......................................................  8

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS.................... 12

PURCHASE OF SHARES......................................................... 18

REDEMPTION OF SHARES....................................................... 20

DETERMINATION OF NET ASSET VALUE........................................... 21

DISTRIBUTIONS.............................................................. 22

TAXES...................................................................... 22

MANAGEMENT OF THE TRUST.................................................... 23

PERFORMANCE INFORMATION.................................................... 24

ORGANIZATION AND CAPITALIZATION OF THE TRUST............................... 25

SHAREHOLDER INQUIRIES...................................................... 25

================================================================================


================================================================================
                    SHAREHOLDER TRANSACTION AND FUND EXPENSES
================================================================================


1.       FIXED INCOME FUND

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver) (a)....................         .20%
         12b-1 Fees(b).............................................            0
         Other Expenses(c).........................................         .35%
                                                                            ----
         Total Fund Operating Expenses (after fee waiver) (a)......         .55%


EXAMPLE:

You would pay the following                                     Years
expenses on a $1,000 investment,                                -----
assuming a 5% annual return                                 1              3
with or without redemption at                               -              -
the end of each period:                                 $6.00          $18.00

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .55% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .55%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .40% and total Fund operating expenses would be 2.50%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

================================================================================


2.       GLOBAL SMALL CAP FUND


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver)(a)..........................    .80%
         12b-1 Fees(b)..................................................       0
         Other Expenses(c)..............................................    .70%
                                                                            ----
         Total Fund Operating Expenses (after fee waiver) (a)...........   1.50%



EXAMPLE:


You would pay the following                                     Years
expenses on a $1,000 investment,                                -----
assuming a 5% annual return                                 1              3
with or without redemption at                               -              -
the end of each period:                                 $15.00            $47.00
---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed 1.50% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed 1.50%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be 1.00% and total Fund operating expenses would be 2.50%. The management fees paid by the Fund are higher than the management fees paid by most other investment companies, although not necessarily higher than other investment companies investing in a global portfolio of small capitalization stocks.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

================================================================================



3.       VALUE FUND

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver)(a).....................        . 35%
         12b-1 Fees(b).............................................            0
         Other Expenses(c).........................................         .45%
                                                                            ----
         Total Fund Operating Expenses (after fee waiver) (a)......         .80%



EXAMPLE:


You would pay the following                                     Years
expenses on a $1,000 investment,                                -----
assuming a 5% annual return                                 1              3
with or without redemption at                               -              -
the end of each period:                                    $8.00          $26.00


---------------


(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .80% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .80%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .55% and total Fund operating expenses would be 2.43%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

================================================================================


4.       MID CAP FUND


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


         Management Fees (after fee waiver)(a)........................      .30%
         12b-1 Fees(b)................................................         0
         Other Expenses(c)............................................      .60%
                                                                            ----
         Total Fund Operating Expenses (after fee waiver) (a).........      .90%



EXAMPLE:


You would pay the following                                     Years
expenses on a $1,000 investment,                                -----
assuming a 5% annual return                                 1              3
with or without redemption at                               -              -
the end of each period:                                    $9.00       $29.00


---------------


(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed .90% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed .90%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be .60% and total Fund operating expenses would be 2.50%.


(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plans."


(c) "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

================================================================================

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses of each of the Funds that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND ESTIMATED EXPENSES USED IN CALCULATING THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

================================================================================

                              FINANCIAL HIGHLIGHTS
================================================================================



         The following tables, which present per share financial information for each of the Funds, have been audited by Deloitte & Touche LLP, independent accountants. These tables should be read in conjunction with the Funds' other audited financial statements and related notes which are included in the Statement of Additional Information.


1.       FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                          $10.00
                                                                        ------
     Income  from  investment operations:
         Net investment income                                            0.28
         Net realized and unrealized gain on investments                  0.37
                                                                          ----
              Total from investment operations                            0.65
                                                                          ----
     Less distributions declared to shareholders:
         From net investment income                                      (0.28)
         From net realized gain on investments                           (0.11)
                                                                         -----
              Total distributions declared to shareholders               (0.39)
                                                                         -----
     Net asset value - end of period                                    $10.26
                                                                        ======

     Total return                                                        14.75%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                          0.55%*
         Ratio of net investment income to average net assets             6.24%*
         Portfolio turnover                                                 42%
         Net assets at end of period (000 omitted)                      $5,325

     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

     Net investment income                                               $0.19

     Ratios (to average net assets):
         Expenses                                                         2.50%*
         Net investment income                                            4.33%*

--------------
   *Annualized
                                       -8-

================================================================================




2.   GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 19, 1995
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                          $10.00
     Income  from  investment operations:                               ------
         Net investment income                                            0.07
         Net realized and unrealized gain on investments                  0.33
                                                                         -----
              Total from investment operations                            0.40
                                                                         -----
     Less distributions declared to shareholders from net
              investment income                                          (0.07)
                                                                         -----
     Net asset value - end of period                                    $10.33
                                                                        ======

     Total return                                                         8.96%*
     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                          1.46%*
         Ratio of net investment income to average net assets             1.46%*
         Portfolio turnover                                                  5%


         Net assets at end of period (000 omitted)                     $10,509


     The Manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, net investment income per share would have been:


     Net investment income                                               $0.02

     Ratios (to average net assets):
         Expenses                                                         2.50%*
         Net investment income                                            0.42%*
--------------
     *Annualized

===========================================================================


3.   VALUE FUND


FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995

Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                          $10.00
     Income  from  investment operations:                               ------
         Net investment income                                            0.09
         Net realized and unrealized gain on investments                  0.73
                                                                          ----
              Total from investment operations                            0.82
                                                                          ----
     Less distributions declared to shareholders:
         From net investment income                                      (0.09)
         From net realized gain on investments                           (0.15)
                                                                          ----
              Total distributions declared to shareholders               (0.24)
                                                                          ----
     Net asset value - end of period                                    $10.58
                                                                        ======


     Total return                                                        18.64%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                          0.80%*
         Ratio of net investment income to average net assets             2.02%*
         Portfolio turnover                                                  7%
         Net assets at end of period (000 omitted)                     $10,818


     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.80% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, the net investment income per share and ratios would have been:


     Net investment income                                               $0.02

     Ratios (to average net assets):
         Expenses                                                         2.43%*
         Net investment income                                            0.40%*
--------------
     *Annualized

===========================================================================


4.   MID CAP FUND


FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995


Per share data (for a share outstanding throughout the period):
     Net  asset  value -  beginning  of period                          $10.00
     Income  from  investment operations:                               ------
         Net investment income                                            0.08
         Net realized and unrealized gain on investments                  0.84
                                                                          ----
              Total from investment operations                            0.92
                                                                          ----
     Less distributions declared to shareholders:
         From net investment income                                      (0.08)
         From net realized gain on investments                           (0.09)
                                                                          ----
                  Total distributions declared to shareholders           (0.17)
                                                                          ----
     Net asset value - end of period                                    $10.75
                                                                        ======


     Total return                                                        21.17%*

     Ratios and Supplemental Data:
         Ratio of expenses to average net assets                          0.90%*
         Ratio of net investment income to average net assets             1.90%*
         Portfolio turnover                                                  6%
         Net assets at end of period (000 omitted)                     $10,929


     The Manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:


     Net investment income                                                0.01


     Ratios (to average net assets):
         Expenses                                                         2.50%*
         Net investment income                                            0.32%*
--------------
     *Annualized

===========================================================================


===========================================================================
             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS
===========================================================================


                                FIXED INCOME FUND

     The Fixed Income Fund's investment objective is to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.


     The Manager will pursue the Fixed Income Fund's objective by investing the Fund's assets primarily in publicly traded domestic fixed income securities, including U.S. Treasury and agency obligations, mortgage-backed and asset-backed securities and corporate debt securities. The Fund will also invest in other fixed income markets, such as corporate private placements, directly-placed mortgage obligations and foreign currency denominated bonds. Substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in fixed income securities. Pending investment and reinvestment in fixed income securities, the Manager may invest the Fund's assets in money market instruments. Allocations are made among a wide array of market sectors, such as U.S. Treasury and agency obligations, corporate securities, mortgages and mortgage-backed securities, private placement securities and non-U.S. dollar denominated securities, based on the relative attractiveness of such sectors. Following these sector allocations, the Manager will purchase those securities deemed attractively valued in the desired sectors. The Fund may invest in any fixed income security, including preferred stocks. The Fund may also hold a portion of its assets in cash or money market instruments.

     PORTFOLIO DURATION AND MATURITY. The Fund's portfolio will generally have an average dollar weighted portfolio maturity of five to twelve years and a duration of no less than three years and no more than ten years (excluding short-term investments). The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Fund's portfolio may include securities with maturities and durations outside of these ranges.

     PORTFOLIO QUALITY. The Fund may invest in any security that is rated investment grade at the time of purchase (i.e., at least Baa as determined by Moody's Investors Service, Inc. ("Moody's") or BBB as determined by Standard & Poor's ("S&P")), or in any unrated security that the Manager determines to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P and comparable unrated securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities. In the event that any security held by the Fund ceases to be of investment grade quality, the Fund will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Manager, such investment is considered appropriate under the circumstances. However, if more than 5% of the Fund's net assets are below investment grade quality, the Manager will dispose of such securities as are necessary to reduce such holdings to 5% or less.


     INTEREST RATE RISK. The values of fixed income securities generally vary inversely to changes in prevailing interest rates. Investments in lower quality fixed income securities generally provide greater income than investments in higher-rated securities but are subject to greater market fluctuations and risks of loss of income and principal than are higher-rated securities. Fluctuations in the value of portfolio

================================================================================

securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

     MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and other asset-backed securities issued by the U.S. Government and its agencies and instrumentalities and by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal payment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by the Fund may include adjustable rate instruments. See "Adjustable Rate Securities" below.


     The Fund may also invest in asset-backed securities such as securities backed by pools of automobile loans, educational loans and credit card receivables, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through to certificate holders. The underlying assets are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the assets tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on the underlying assets are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

     In addition to the risks described above, mortgage-backed and asset-backed securities without a U.S. Government guarantee involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.


     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

================================================================================



CMOs also include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of, and interest on, all other CMOs and the administrative expenses of the issuer. Due to uncertainty as whether any excess cash flow or the underlying collateral will be available, there can be no assurances that Residuals will ultimately have value. See the Statement of Additional Information.


     ADJUSTABLE RATE SECURITIES. The Fund may invest in adjustable rate securities which are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. The Fund's investments in adjustable rate securities will not be included for purposes of determining compliance with the Fund's policy of investing at least 65% of its total assets in fixed income securities discussed above.

     OTHER INVESTMENT POLICIES. The Fund may also invest a limited portion of its assets (in all cases less than 5%) in IO/PO strips, zero coupon securities, indexed securities, loans and other direct debt instruments, reverse repurchase agreements and dollar roll agreements. See the Statement of Additional Information for a description of each of these investment practices and the related risks.


     See "Investment Objectives And Policies and Associated Risks--General" for additional information.


                              GLOBAL SMALL CAP FUND


     The investment objective of the Global Small Cap Fund is to seek long-term capital appreciation through investment primarily in common stocks of foreign and domestic companies with market capitalizations at the time of investment by the Fund of up to $1.5 billion. Such companies are referred to herein as "small capitalization companies." Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a global portfolio of common stocks.

     Under normal circumstances, substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in common stocks of small capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Small capitalization companies tend to be smaller than other companies and may be dependent upon a single proprietary product or market niche. They may have limited product lines, markets or financial resources or may depend on a limited management group. Typically, small capitalization companies have fewer securities outstanding, which may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited

================================================================================

volume. The securities of small capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of small capitalization companies may change in value more than those of larger, more established companies.


     In seeking capital appreciation, the Fund follows a global investment strategy of investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States. The Fund normally expects to invest approximately 40% to 60% of its assets outside the United States and the remaining 60% to 40% of its assets inside the United States. The weighting of the Fund's portfolio between foreign and domestic investments will depend upon prevailing conditions in foreign and domestic markets. Under certain market conditions, the Fund may invest more than 60% of its assets either outside or inside the United States. In addition, the Fund will always invest at least 65% of its total assets in at least three different countries, one of which will be the United States. The Fund may hold a portion of its assets in cash or money market instruments.

     Consistent with the above policies, the Fund may at times invest more than 25% of its assets in the securities of issuers located in a single country. At such times, the Fund's performance will be directly affected by political, economic, market and exchange rate conditions in such country. When the Fund invests a substantial portion of its assets in a single country it is subject to greater risk of adverse changes in any of these factors with respect to such country than a Fund which does not invest as heavily in the country.

     The Fund may invest up to 15% of its assets in stocks traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former Soviet Union) and Africa. Investment in such countries involves a greater degree of risk than investment in industrialized countries, as discussed below. In order to gain exposure to certain foreign countries which prohibit or impose restrictions on direct investment, the Fund may (subject to any applicable regulatory requirements) invest in foreign and domestic investment companies and other pooled investment vehicles that invest primarily or exclusively in such countries. The Fund's investment through such vehicles will generally involve the payment of indirect expenses (including advisory fees) which the Fund does not incur when investing directly.

     The Manager believes that the securities markets of many nations move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a global portfolio, the Fund attempts to reduce the risks associated with investing in the economy of only one country. The countries that the Manager or Babson-Stewart Ivory International, the Fund's sub-adviser (the "Sub-Adviser"), believes offer attractive opportunities for investment may change from time to time. The Fund will invest only in exchange-traded securities and securities traded through established over-the-counter trading systems which the Manager or the Sub-Adviser believes provide comparable liquidity to exchange-traded securities.


     Foreign investments can involve risks, however, that may not be present in domestic securities. Because foreign securities are normally denominated and traded in foreign currencies, the value of the assets of the Fund may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial

================================================================================


reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or deliveryof securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments.


     In addition, with respect to certain foreign countries, there is a possibility of expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries. Finally, special tax considerations apply to foreign securities.

     See "Investment Objectives and Policies and Associated Risks--General" for additional information.


                                   VALUE FUND

     The Value Fund's investment objective is to seek long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. Strong consideration is given to common stocks whose current prices do not adequately reflect, in the opinion of the Manager, the true value of the underlying company in relation to earnings, dividends and/or assets.

     The Fund will ordinarily invest in the securities of companies which are listed on national securities exchanges or on the National Association of Securities Dealers Automated Quotation System. The Manager will select which issues to invest in based on its assessment of whether the issue is likely to provide favorable capital appreciation over the long-term.


     The Fund's investments may be made in companies which are currently of below average quality but which, in the opinion of the Manager, are undervalued by the market and offer attractive opportunities for long-term capital appreciation. Such companies involve a greater degree of investment risk than companies of average or above average quality, including the risk of a total loss in the event of insolvency or bankruptcy. Investment quality is evaluated using fundamental analysis emphasizing an issuer's historic financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. The Fund may also hold a portion of its assets in cash or money market instruments.

     See "Investment Objectives And Policies and Associated Risks--General" for additional information.


                                  MID CAP FUND

     The investment objective of the Mid Cap Fund is to seek long-term capital appreciation primarily through investment in small to medium-size companies. Such companies are referred to herein as "mid capitalization companies," which for these purposes means companies with a market capitalization at the

================================================================================

time of investment by the Fund of between $400 million and $2 billion. Current income is only an incidental consideration. Strong consideration is given to common stocks of mid capitalization companies whose current prices do not adequately reflect, in the opinion of the Manager, the ongoing business value of the underlying company.


     The Mid Cap Fund invests primarily in common stocks. Under normal circumstances, substantially all (but no less than 65%) of its total assets will be invested in the common stock of mid capitalization companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. Mid capitalization companies, when compared to larger capitalization issuers, may be more dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, mid capitalization companies have fewer securities outstanding and are less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume. The securities of mid capitalization companies are generally more sensitive to purchase and sale transactions; therefore, the prices of such securities tend to be more volatile than the securities of larger companies. As a result, the securities of mid capitalization companies may change in value more than those of larger, more established companies. The Fund generally intends to stay fully invested in equity securities, although the Fund may hold a portion of its assets in cash or money market instruments.

     See "Investment Objectives and Policies and Associated Risks--General" for additional information.


                                     GENERAL

     ILLIQUID SECURITIES. Each of the Funds may purchase "illiquid securities," which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under Federal securities laws, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to the Fund. In addition, illiquid securities are generally more difficult to value.


     PORTFOLIO TURNOVER. Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds expect to experience relatively low portfolio turnover rates. It is not anticipated that under normal circumstances the annual portfolio turnover rate of any Fund will exceed 100%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks and broker-dealers. Under repurchase agreements a Fund acquires a security (usually an obligation of a Government under which the transaction is initiated or in whose currency the agreement is denominated) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn

================================================================================

a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject a Fund to expenses, delays and risks of loss. Repurchase agreements entered into with foreign brokers, dealers and banks involve additional risks similar to those of investing in foreign securities. For a discussion of these risks, see "Global Small Cap Fund," above.


     FIRM COMMITMENTS. Each Fund may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. A Fund will only enter into firm commitment arrangements with banks and broker-dealers which the Manager or Sub- Adviser determines present minimal credit risks. A Fund will maintain, in a segregated account with its custodian, cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the Fund's obligations under firm commitment agreements.

     LOANS OF PORTFOLIO SECURITIES. To the extent permitted by applicable law, each Fund may make secured loans of portfolio securities on up to 100% of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees.

     RISKS OF NON-DIVERSIFICATION. The Funds are "non-diversified" funds and as such are not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, each Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to a Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a "diversified" fund.

     CHANGES TO INVESTMENT OBJECTIVES. The investment objective and policies of each Fund may be changed by the Trustees without shareholder approval. Any such change may result in a Fund having an investment objective and policies different from the objective and policies which a shareholder considered
appropriate  at  the  time  of  such  shareholder's   investment  in  the  Fund.
Shareholders of the relevant Fund will be notified of any changes in a Fund's investment objective or policies through a revised prospectus or other written communication.


================================================================================
                               PURCHASE OF SHARES
================================================================================

     Shares of each Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in a Fund is

================================================================================


$100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of each Fund is the net asset value next determined after a purchase order is received in good order.

     Shares of each Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or(iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the relevant Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the relevant Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen
A. Madden.

     Investors should call the offices of the Trust before attempting to place an order for Trust shares. The Trust reserves the right at any time to reject an order.

     For purposes of calculating the purchase price of Trust shares, a purchase order is received by the Trust on the day that it is "in good order" unless it is rejected by the Trust. An order is "in good order" if the Trust has received the consideration for Trust shares (cash or, in the case of in-kind investments, securities). In the case of a cash investment, the deadline for wiring federal funds to the Trust is 2:00 p.m.; in the case of an investment in-kind, the investor's securities must be placed on deposit at DTC, and 4:00 p.m. is the deadline for transferring those securities to the account designated by Investors Bank & Trust Company. If the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day, unless Investors Bank & Trust Company can credit the consideration to the account for a specific Fund.

     All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the specific Fund.

     "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

     Purchases will be made in full and fractional shares of each Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.

================================================================================


     12B-1 PLANS. The Trust has adopted a distribution and services plan (each a "Plan") for each Fund under Rule 12b-1 of the Investment Company Act of 1940, but the Trustees do not intend to implement such Plans during the Trust's current fiscal year. The purposes of each Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. Each Plan would permit payments by a Fund for such purposes at an annual rate of up to .50% of the Fund's average net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of payments under each Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing any Plan.


================================================================================
                              REDEMPTION OF SHARES
================================================================================


     Shares of each Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for any of the Funds. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-38700, Attn: Maureen A. Madden, at least two days prior to submitting a request.

     Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. In-kind redemptions, as described below, will be transferred and delivered as directed by the investor.


     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.

     When opening an account with the Trust, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted

================================================================================


or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.


================================================================================
                        DETERMINATION OF NET ASSET VALUE
================================================================================



     The net asset value of a share of each Fund is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open, other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was received by the Fund. If no shares of the Fund are tendered for redemption during a month and no order to purchase shares is received by the Fund during such month, the net asset value of a share of such Fund will be determined on the last business day of such month. The net asset value per share for a Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.


     Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the New York Stock Exchange and the value of foreign securities will be determined as of the closing of such exchanges and securities markets. Events affecting the values of such foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time the Fund determines its net asset value, which will not be reflected in the computation of such net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees.

     Because foreign securities are quoted in foreign currencies, fluctuations in the value of such securities in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities measured in terms of the foreign currencies in which they are denominated. The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing at the time of determination of net asset value.

================================================================================


================================================================================
                                  DISTRIBUTIONS
================================================================================


     Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. Each Fund also intends to distribute net short-term capital gains and net long-term capital gains at least annually. All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.


================================================================================
                                      TAXES
================================================================================


     Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of any long-term capital gains are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or reinvested shares. Any loss recognized on the sale or disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.


     BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.

     The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens or residents or domestic corporations. Shareholders should consult their own tax advisors about the tax consequences of investments in a Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

================================================================================


     WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and are urged to consult their tax advisors.

================================================================================
                             MANAGEMENT OF THE TRUST
================================================================================


     Each Fund is advised and managed by David L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc. is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass Mutual Holding Company, a holding company and wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.


     Under separate Management Contracts relating to each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of any Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.


     The Manager has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with Babson-Stewart Ivory International (the "Sub-Adviser"), One Memorial Drive, Cambridge, Massachusetts 02142, with respect to the management of the international component of the Global Small Cap Fund's portfolio. The Sub-Adviser also provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. The Sub-Adviser is a general partnership owned 50% by the Manager and 50% by Stewart-Ivory & Company (International) Limited, an indirect wholly owned subsidiary of Stewart Ivory (Holdings) Ltd., which is controlled by James G.D. Ferguson and John G.L. Wright.

     Each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth below. In addition, the Manager has agreed to waive its fee and to bear certain expenses for the current fiscal year to the extent each of the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth below.

================================================================================



                                     Management Fee           Expense Limitation
                                   (as a % of Average         (as a % of Average
                                    Daily Net Assets)          Daily Net Assets)
                                    -----------------          -----------------
Name of Fund
------------

Fixed Income Fund                        .40%                       .55%
Global Small Cap Fund                   1.00*                      1.50
Value Fund                               .55                        .80
Mid Cap Fund                             .60                        .90

* Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a monthly fee at the annual rate of .50% of the Global Small Cap Fund's average daily net assets, although the Sub- Adviser has currently agreed to waive a portion of its fee. Payments made to the Sub-Adviser by the Manager will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio. The management fees paid by the Fund are higher than the management fees paid by most other investment companies, although not necessarily higher than other investment companies investing in a global portfolio of small capitalization stocks.


     Edward L. Martin is primarily responsible for the day-to-day management of the portfolio of the Fixed Income Fund. Peter C. Schliemann, James W. Burns and John Wright are primarily responsible for the day-to-day management of the portfolio of the Global Small Cap Fund. Roland W. Whitridge is primarily responsible for the day-to-day management of the Value Fund. Eugene Gardner is primarily responsible for the day-to-day management of the Mid Cap Fund. Mr. Martin, Mr. Schliemann, Mr. Whitridge and Mr. Gardner have each been employed by the Manager in portfolio management for the past five years. Mr. Burns and Mr. Wright have each been employed by the Sub-Adviser in portfolio management for the past five years.


================================================================================
                             PERFORMANCE INFORMATION
================================================================================



         Yield (in the case of the Fixed Income Fund) and total return data (for all Funds) may from time to time be included in advertisements about each Fund. "Yield" for the Fixed Income Fund is calculated by dividing the Fund's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the life of a Fund through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund at net asset value. Quotations of yield or total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

         All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

================================================================================


================================================================================
                  ORGANIZATION AND CAPITALIZATION OF THE TRUST
================================================================================


         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into four series of shares, one for each Fund. These shares are entitled to vote at any meeting of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class, and (ii) when the Trustees have determined that the matter affects one or more Funds, then only shareholders of such Fund or Funds shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Trust, are entitled to receive the net assets of their Fund, but not of any other Fund. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances and shareholders are entitled to indemnification out of the assets of the relevant Fund for any such liability.


================================================================================
                              SHAREHOLDER INQUIRIES
================================================================================


     Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142 (1-617- 225-3800).


         When required by the Investment Company Act of 1940, the Manager's discussion of the performance of each Fund in its most recent fiscal year as well as a comparison of each Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

================================================================================


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA  02110


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205


TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA  02205

                               THE DLB FUND GROUP


                       STATEMENT OF ADDITIONAL INFORMATION


                                  April 1, 1996












This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 1, 1996, as amended from time to time, and should be read in conjunction therewith. A copy of the Prospectus may be obtained free of charge by writing The DLB Fund Group, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen A. Madden, One Memorial Drive, Cambridge, Massachusetts 02142, or by telephoning (617) 225-3800.

                                Table of Contents

Caption                                                                     Page

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS.....................  1

INVESTMENT RESTRICTIONS.....................................................  1

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS..............................  4

MANAGEMENT OF THE TRUST.....................................................  6

INVESTMENT ADVISORY AND OTHER SERVICES......................................  8

ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND.................... 10

PORTFOLIO TRANSACTIONS...................................................... 13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................ 17

INVESTMENT PERFORMANCE...................................................... 20

DETERMINATION OF NET ASSET VALUE............................................ 21

EXPERTS..................................................................... 22

REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS..................... 22

             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS


         The investment objective and policies of each of the DLB Fixed Income Fund (the "Fixed Income Fund"), the DLB Global Small Capitalization Fund (the "Global Small Cap Fund"), the DLB Value Fund (the "Value Fund") and the DLB Mid Capitalization Fund (the "Mid Cap Fund") (each a "Fund," and collectively the "Funds") of The DLB Fund Group (the "Trust") are set forth in the Trust's Prospectus.


                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund:

                  (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Fund may borrow through reverse repurchase agreements or dollar rolls up to 331/3% of the value of the Fund's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

                  (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

                  (4) Make loans, except by purchase of debt obligations (including nonpublicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's assets in the case of each Fund.

                  (5) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Funds have no intention of issuing senior securities except as set forth in Restriction 1 above.)

                  (6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

                  (7) Purchase or sell commodities or commodity contracts, including futures contracts.

         Notwithstanding the latitude permitted by Restrictions 1 and 3 above, no Fund has any current intention in the coming year of (a) borrowing money from banks or (b) investing in real estate investment trusts.

         It is contrary to the present policy of all the Funds, which may be changed by the Trustees without shareholder approval, to:

                  (a) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                  (b) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Funds have no current intention in the coming year of engaging in short sales or maintaining a short position.


                  (c) Invest in securities of any issuer if officers and Trustees of the Trust and officers and partners of the Manager who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.


                  (d) Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers'
         commissions, or in connection with mergers, consolidations or reorganizations. For purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the 1940 Act, no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

                  (e) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Trustees of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

                  (f) Acquire more than 10% of the voting securities of any issuer.

                  (g) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase), except that the Fund may invest in such warrants or rights so long as the aggregate value thereof (taken at the lower of cost or market) does not exceed 5% of the value of the Fund's total assets and so long as no more than 2% of its total assets are invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

                  (h) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (i) Make investments for the purpose of gaining control of a company's management.

         Except as indicated above in Restriction No. 1, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS


         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or firm commitments) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other assets (including certain foreign currency contracts) held for less than three months; (c) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (d) diversify its holdings so that at the end of each fiscal quarter
(i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


         The tax status of each Fund and the distributions which it may make are summarized in the Prospectus under the heading "Taxes." Each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss. It is the policy of each Fund to make distributions sufficient to avoid the imposition of a 4% excise tax on certain undistributed amounts. A shareholder may be limited in its ability to recognize losses on the sale of Fund shares if the shareholder subsequently invests in that Fund or another Fund.


         Certain transactions entered into by a Fund, such as firm commitments and hedging transactions, may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert short-term capital gains or losses into long-term capital gains or losses. Such transactions may therefore affect the amount, timing and character of distributions to shareholders. Qualification requirements noted above may restrict the Fund's ability to engage in such transactions.


         Investment by the Global Small Cap Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company, which tax could not be eliminated by making distributions to Fund shareholders. To avoid this treatment, the Fund may elect to mark to market annually all of its stock in a passive foreign investment company. Alternatively, if the Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Fund does not currently expect to be in the position to make such elections.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the availability of the dividends-received deduction for corporations) and long-term capital gain distributions are taxable to investors as long-term capital gains, whether such dividends or distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from a Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent derived from dividends received by the Fund from domestic corporations that would be entitled to such deduction in the hands of the Fund if it were a regular corporation.

         Certain of the Funds which invest in foreign securities may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments, but, as discussed below, may be taken as either a deduction or a credit by U.S. investors if the Fund makes the election described below.


         If, at the end of the fiscal year, more than 50% of the total assets of any Fund are comprised of securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amount of foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations. Shareholders of any of the Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph. Organizations that are exempt from U.S. taxation will not be affected by the election described above.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Trustees


     *Ronald E. Gwozdz, age 57, has been the Senior Vice President of the Manager since July 1991 and Managing Director of the Sub-Adviser since 1994, prior to which he was Senior Vice President of Auburndale Management since
January 1990, and before that, President of Plymouth Funds for Fidelity Investments.

     *Peter C. Thompson, age 63, Chairman of the Trustees, is the President, Chief Executive Officer and a Director of the Manager and a Managing Director of Babson-Stewart Ivory International.

     Charles E. Hugel, age 67, serves as a Director of Eaton Corporation, a manufacturer of auto parts, and Pitney Bowes, Inc., a manufacturer of business and office equipment. He is also Chairman of the Board of Trustees of Lafayette College. Mr. Hugel is the former Chairman of Asee Brown Boveri Inc., which principally engages in the manufacture of electrical equipment and the generation, transmission, distribution and transportation of power, the former Chairman, President and Chief Executive Officer of Combustion Engineering, Inc. and a former Executive Vice President of American Telephone and Telegraph Company.

     Richard A. Nenneman, age 66, is the former Editor-in-Chief of The Christian Science Monitor and a former Senior Vice President of Girard Bank. He currently serves as a member of the boards of various civic associations.

     Richard J. Phelps, age 67, is the Chief Executive Officer of Phelps Industries, Inc., a manufacturer of rawhide dog treats. He currently serves as a director of Superior Pet, U.K. and Superior Pet Australia, both manufacturers of rawhide dog treats; Bio-Comp, USA, a manufacturer of fertilizer; MRI Corp., USA; Stockton Baseball Co., USA; and Babson- Stewart Ivory International Fund, Inc.

     *Peter C. Schliemann, age 50, is the Executive Vice President and a Director of the Manager. Mr. Schliemann is the portfolio manager for the Global Small Cap Fund.

*Deemed to be an "interested person" of the Trust and the Manager, as defined by the 1940 Act

Officers

     Ronald E. Gwozdz, President.


     Edson B. Olds IV, age 57, Treasurer and Clerk, is the Senior Vice President, Treasurer, Clerk and a Director of the Manager.

         The mailing  address of each of the  officers and Trustees is c/o David
L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they may have held different positions with such employers.


Trustee Compensation Table

         The Trust pays each Trustee a fee for his services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The estimated fees to be paid to each Trustee by the Trust for the Trust's first full fiscal year are shown below:

                                                Pension or                                   Total Compensation
                         Aggregate              Retirement Benefits     Estimated Annual     from Registrant
                         Compensation           Accrued as part         Benefits upon        and Fund Complex
Name of Trustee          from Registrant*       of Fund Expenses        Retirement           Paid to Trustees

-------------------------------------------------------------------------------------------------------------------

Ronald E. Gwozdz                    $0                  $0                     $0                        0

Charles E. Hugel                11,000                   0                      0                   11,000

Richard A. Nenneman             11,000                   0                      0                   11,000

Richard J. Phelps               11,000                   0                      0                   11,000

Peter C. Schliemann                  0                   0                      0                        0

Peter C. Thompson                    0                   0                      0                        0



---------------
*Reflects estimated amounts to be paid by the Trust for its first full fiscal year. Includes an annual retainer and an attendance fee for each meeting attended.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts


         The Trust's investment manager, David L. Babson & Co., Inc. (the "Manager"), One Memorial Drive, Cambridge, Massachusetts 02142, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is owned by Mass Mutual Holding Company, a holding company and a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company. As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. The Manager has entered into a Sub-Advisory Agreement with Babson-Stewart Ivory International (the "Sub-Adviser") with respect to the management of the international component of the Global Small Cap Fund's portfolio. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As disclosed in the Prospectus, each of the Funds pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth therein. In addition, the Manager has agreed to waive its fee and to bear certain expenses until further notice to the extent each of the Fund's annual expenses (including the management fee, but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth in the Prospectus. The Sub-Adviser has also agreed to waive a portion of its fee. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the relevant Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of such Fund are qualified for offer and sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest and extraordinary expenses. No Fund is currently subject to any state imposed limit on expenses.

         The Funds paid the following fees during the periods indicated:



1.       FIXED INCOME FUND
                                                                                        Management
         Fiscal Year                        Management Fee Paid                         Fee Waived

         1995                               $0                                          $8,911

2.       GLOBAL SMALL CAP FUND
                                                                                        Management
         Fiscal Year                        Management Fee Paid                         Fee Waived

         1995                               $0*                                         $45,284

3.       VALUE FUND
                                                                                        Management
         Fiscal Year                        Management Fee Paid                         Fee Waived

         1995                               $0                                          $24,862

4.       MID CAP FUND
                                                                                        Management
         Fiscal Year                        Management Fee Paid                         Fee Waived

         1995                               $0                                          $26,445

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         Each Management Contract was approved by the Trustees of the Trust (including the Trustees who are not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract has an initial two-year term and will continue in effect thereafter indefinitely so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on

---------------
         * Under the Sub-Advisory Agreement, the Manager paid the Sub-Adviser a fee of $17,572. The Sub-Adviser waived a portion of its fees in an amount equal to $4,393.

assignment and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


         The  Sub-Advisory   Agreement  contains  provisions  similar  to  those
contained in the Management Contracts.


         Custodial Arrangements. Investors Bank & Trust Company ("IBT") serves as the Trust's custodian on behalf of the Funds. As such, IBT holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

            ADDITIONAL INVESTMENT PRACTICES OF THE FIXED INCOME FUND


         In addition to the investment practices described in detail in the Prospectus under the heading "Investment Objectives and Policies and Associated Risks - Fixed Income Fund," the Fixed Income Fund may also engage, to a limited extent, in the following investment practices, which are identified in the Prospectus and more fully described below. The Fund currently intends to invest less than 5% of its net assets in each of these instruments in the coming year.

         Strips and Residuals. The Fund may invest in stripped mortgage-backed securities which are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. Prepayments could result in losses on such stripped mortgage-backed securities. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Stripped mortgage-backed securities may have limited liquidity. The Fund may also invest in IO or PO strips relating to other types of fixed income securities, such as asset- backed securities. Such investments would be subject similar to risks similar to those described above.

         Residuals also involve the additional risk of loss of the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO (as defined in the Prospectus) bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.


         Zero Coupon Securities. The Fund may invest in "zero coupon" fixed income securities. The Fund is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

         Indexed Securities. The Fund may purchase securities the redemption values and/or the coupons of which are indexed to the prices of other securities, securities indices, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.


         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.


         Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage because they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

         Loans and Other Direct Debt Instruments. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest of principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interest with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co- lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may have to rely on the agent to collect and pass on to the Fund any payments received from the borrower and to apply appropriate credit remedies against a borrower. When the Fund is required to rely upon a financial institution to pass on to the Fund principal and interest, the Fund will evaluate the creditworthiness of such financial institution as well as the creditworthiness of the borrower.


         Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

         Reverse Repurchase Agreements and Dollar Roll Agreements. The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return.

         Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparties to secure their obligation to redeliver the securities.


         Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


         The Fund will establish segregated accounts with its custodian in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.


                             PORTFOLIO TRANSACTIONS


         Investment Decisions

         Investment decisions for the Funds and for the other investment advisory clients of the Manager and the Sub-Adviser and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Brokerage and Research Services

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fixed Income Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Manager and the Sub-Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Manager and the Sub-Adviser place the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services may include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Manager's or Sub-Adviser's investment professionals. Where the services referred to above are not used exclusively by the Manager or the Sub-Adviser for research purposes, the Manager or Sub-Adviser, based upon their own allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-research use. Some of these services may be of value to the Manager, the Sub-Adviser or their affiliates in advising various of their clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds. The management fee paid by each Fund is not reduced because the Manager, the Sub-Adviser or their affiliates may receive these services even though the Manager or the Sub-Adviser might otherwise be required to purchase some of these services for cash.

         The Manager and Sub-Adviser each place orders for the purchase and sale of portfolio investments for the Funds and buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Manager and the Sub-Adviser each uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent they may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or the Sub-Adviser, having in mind each Fund's best interests, considers all factors it deems relevant, including, by way of illustration, prices, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by each Management Contract or, as applicable, the Sub-Advisory Agreement, the Manager or the Sub-Adviser may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Manager or Sub-Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's or the Sub-Adviser's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly the Manager or the Sub-Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.


         The  following   tables  show   brokerage   commissions   on  portfolio
transactions paid by each Fund during the fiscal periods indicated.

1.       FIXED INCOME FUND

         Fiscal Year                                       Brokerage Commissions

         1995                                              $0

2.       GLOBAL SMALL CAP FUND

         Fiscal Year                                       Brokerage Commissions

         1995                                              $38,917

3.       VALUE FUND

         Fiscal Year                                       Brokerage Commissions

         1995                                              $16,731

4.       MID CAP FUND

         Fiscal Year                                       Brokerage Commissions

         1995                                              $18,964


The following tables show transactions placed by each Fund with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services that the Manager (and Sub-Adviser, in the case of the Global Small Cap Fund) considered to be particularly useful to it and its affiliates.


1.       FIXED INCOME FUND


         Dollar Value of                         Percent of                             Amount of
         Those Transactions                      Total Transactions                     Commissions

         $0                                                0%                              $  0

2.       GLOBAL SMALL CAP FUND

         Dollar Value of                         Percent of                             Amount of
         Those Transactions                      Total Transactions                     Commissions

         $148,540                                       .004%                           $450

3.       VALUE FUND

         Dollar Value of                         Percent of                             Amount of
         Those Transactions                      Total Transactions                     Commissions

         $290,168                                       .004%                           $468

4.       MID CAP FUND


         Dollar Value of                         Percent of                             Amount of
         Those Transactions                      Total Transactions                     Commissions

         $386,766                                        .01%                           $1,140



                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated August 1, 1994. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on December 31.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of four series: the DLB Fixed Income Fund, the DLB Global Small Capitalization Fund, the DLB Value Fund and the DLB Mid Capitalization Fund. Each share of each Fund represents an equal proportionate interest in such Fund. Shares of the Trust do not have any preemptive rights. Upon liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.


         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.


Voting Rights

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objective, policies or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Upon written request by the holders of at least 10% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). In addition, shareholders of the Trust holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.


         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

At December 31, 1995 the officers and trustees of the Trust did not own any shares of any Fund, and, except as noted below, to the knowledge of the Trust no person owned of record or beneficially 5% or more of the shares of any Fund.


1.       FIXED INCOME FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                              100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

2.       GLOBAL SMALL CAP FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                               99%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

         David L. Babson & Co., Inc.                              1%
         One Memorial Drive
         Cambridge, MA  02142

3.       VALUE FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                              100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111


4.       MID CAP FUND

         Shareholder Name                                     Percentage
         and Address                                          Owned

         Massachusetts Mutual Life                              100%
         Insurance Company
         1295 State Street
         Springfield, MA  01111

                             INVESTMENT PERFORMANCE


Standard performance measure
(for periods commencing July 25, 1995, or in the case of the Global Small Cap Fund, July 19, 1995, and ending December 31, 1995)

1.       FIXED INCOME FUND

         Total Return                                     Yield

         6.46%                                         5.98%

2.       GLOBAL SMALL CAP FUND

         Total Return

         4.02%

3.       VALUE FUND

         Total Return

         8.19%

4.       MID CAP FUND

         Total Return

         9.68%

         Total return for the period that the Funds have been in operation is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, at net asset value, and then calculating the annual compounded rate of return which would produce that amount. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates.


         The Fixed Income Fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Fund during the based period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) on such obligations based on their market values (or, in the case of receivables-backed securities such securities issued by the Government National Mortgage Association, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.


                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, except on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the relevant Fund, the net asset value of each Fund share is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Independence Day, Labor Day, Election Day, Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday and Memorial Day.

                                     EXPERTS


         The financial statements of the Fixed Income Fund, the Global Small Cap Fund, the Value Fund and the Mid Cap Fund as of December 31, 1995 appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, the Trust's independent auditors, as set forth in each of their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


             REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT


To the Trustees of The DLB Fund Group and
 Shareholders of DLB Fixed Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Fixed Income Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Fixed Income Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP

February 1, 1996


DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

BONDS - 93.3%

S&P/MOODY'S
BOND RATING                                                     PRINCIPAL
(UNAUDITED)             ISSUER                                     AMOUNT                 VALUE


               U.S. GOVERNMENT BONDS - 27.3%
   AAA          U.S. Treasury, 7.25s, 1996                        $150,000              $152,531
   AAA          U.S. Treasury, 8.50s, 1997                         400,000               417,124
   AAA          U.S. Treasury, 6.25s, 2000                         100,000               103,453
   AAA          U.S. Treasury, 7.50s, 1999                          75,000                80,519
   AAA          U.S. Treasury, 6.375s, 2000                        100,000               103,109
   AAA          U.S. Treasury, 10.375s, 2012                       250,000               345,625
   AAA          U.S. Treasury, 8.125s, 2021                        200,000               253,125
                                                                                       1,455,486
               U.S. Federal Agency Bonds - 1.9%
                Federal Home Loan Banks, 7.26s, 1999               100,000               102,984

               MORTGAGES - 24.7%
  BAA3          Green Tree Financial,  6.9s, 2004                   33,499                33,467
   AAA          Green Tree Financial, 7.25s, 2005                   81,024                81,985
   AAA          FHLMC Gold G00143                                   72,507                74,440
   AAA          GNMA, 7.5s, 2023                                   480,709               494,938
   AAA          GNMA, 7.5s, 2025                                   509,175               523,496
   AAA          Green Tree, 7.05s, 2025                            100,000               104,000
                                                                                       1,312,326
               INTERNATIONAL BONDS - 13.1%
  BAA2          Canadian National Railroad, 7s, 2004               100,000               103,611
   AA3          Province of Ontario, 7s, 2005                      125,000               133,008
   AA2          British Columbia Hydro & Pwr, 15.5s, 2011          200,000               229,398
   AA3          Province of Ontario, 15.75s, 2012                  100,000               116,822
   AAA          Hydro Quebec, 8.4s, 2022                           100,000               115,621
                                                                                         698,460

               FINANCIAL - 11.2%
  BAA2          Comdisco, 9.75s, 1997                              250,000               259,863
    A3          GMAC, 8.4s, 1999                                   200,000               217,220
    A1          Ford Capital BV, 10.125s, 2000                     100,000               117,282
                                                                                         594,365


DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

BONDS - 93.3%

S&P/MOODY'S
 BOND RATING                                                          PRINCIPAL
 (UNAUDITED)                           ISSUER                           AMOUNT           VALUE

                  INDUSTRIAL - 10.7%
     A3             Ryder Mtn, 8.45s, 1999                            100,000           108,954
     A2             Sears Roebuck, 6.5s, 2000                         100,000           102,303
     A3             Cardinal Health Inc., 6.5s, 2004                  100,000           101,345
     A1             Raytheon, 6.5s, 2005                              100,000           103,408
   BAA3             Telecommunication Inc., 7.25s, 2005               100,000           101,337
   BAA3             Time Warner Ent., 8.375s, 2023                     50,000            53,826

                                                                                        571,173

                   TRANSPORTATION - 4.4%
       A3           CSX Corp., 9.50s, 2000                            100,000           113,897
       A3           CSX Corp. Deb, 9s, 2006                           100,000           119,160
                                                                                        233,057

                   Total Bonds (Identified cost, $4,834,859)                          4,967,851

                   REPURCHASE AGREEMENT, 5.2%,
                    Bank of New York, dated 12/29/95, due
                    1/2/96 (Secured by $281,000 U.S. Treasury
                    Notes, due 9/30/97, Market Value, $287,365)                         277,440

                   Total Investments
                      (Identified cost, $5,112,299)                                   5,245,291

                   Other Assets, Less Liabilities - 1.5%                                 79,848

                   NET ASSETS - 100%                                                $ 5,325,139

See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $5,112,299)                     $5,245,291
  Interest receivable                                                         80,415

            Total assets                                                   5,325,706

LIABILITIES - Accrued expenses and other liabilities                             567

NET ASSETS                                                                $5,325,139

NET ASSETS CONSIST OF:
  Paid-in capital                                                         $5,192,147
  Unrealized appreciation on investments                                     132,992

             Total                                                        $5,325,139

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                    518,789

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
  SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                            $    10.26


See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME                                                                     $ 152,090

EXPENSES:
  Management fee                                                                        8,911
  Custodian fee                                                                        23,894
  Legal fees                                                                           23,846
  Accounting and audit fees                                                            19,791
  Trustees' fees                                                                        5,438
  Other                                                                                     6

            Total expenses                                                             81,886

  Reduction of expenses by investment manager                                         (68,707)

            Net expenses                                                               13,179

            Net investment income                                                     138,911

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investment transactions (identified cost basis)                     53,226
  Change in unrealized appreciation                                                   132,992

             Net realized and unrealized gain on investments                          186,218

             Increase in net assets from operations                                 $ 325,129



See notes to financial statements.

DLB FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY  25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
-------------------------------------------------------------------------------

INCREASE (DECREASE)  IN NET ASSETS:
  From operations:
    Net investment income                                                                             $ 138,911
    Net realized gain on investments                                                                     53,226
    Net unrealized gain on investments                                                                  132,992

            Increase in net assets from operations                                                      325,129

Distributions declared to shareholders:
  From  net investment income                                                                          (139,227)
  From net realized gain on investments                                                                 (53,159)

           Total distributions declared to shareholders                                                (192,386)

Fund share (principal) transactions:
  Net proceeds from sale of shares                                                                    5,000,000
  Net asset value of shares issued to shareholders in reinvestment of distributions                     192,386

           Increase in net assets from Fund share transactions                                        5,192,386

          Total increase in net assets                                                                5,325,129

NET ASSETS:
    At beginning of period                                                                                   10

    At end of period                                                                                $ 5,325,139


See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                    $  10.00
  Income from investment operations:
    Net investment income                                                                      0.28
    Net realized and unrealized gain on investments                                            0.37

             Total income from investment operations                                           0.65

  Less distributions declared to shareholders:
    From net investment income                                                                (0.28)
    From net realized gain on investments                                                     (0.11)

            Total distributions declared to shareholders                                      (0.39)

Net asset value - end of period                                                            $  10.26

Total return                                                                                  14.75%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                      0.55%*
  Ratio of net investment income to average net assets                                         6.24%*
  Portfolio turnover                                                                             42%
  Net assets at end of period (000 omitted)                                                $  5,325

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.55% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

Net investment income                                                                       $  0.19

Ratios (to average net assets):
  Expenses                                                                                     2.50%*
  Net investment income                                                                        4.33%*

* Annualized.


See notes to financial statements.

DLB FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   BUSINESS AND ORGANIZATION

     DLB Fixed Income Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

     The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

     TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

     The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains. During the period ended December 31, 1995, $67 and $249 were reclassified from accumulated undistributed net realized gain on investments` and paid-in capital, respectively, to accumulated undistributed net investment income, due to differences between book and tax accounting for mortgage-backed securities and foreign currency transactions. This change had no effect on the net assets or net asset value per share.

3.   TRANSACTIONS WITH AFFILIATES

     INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co. Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.40% of average daily net assets.

     For the period ended December 31, 1995, the management fee amounted to $8,911, all of which was waived by DLB and, additionally, $59,796 of Fund expenses were borne by DLB.

     The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.   PORTFOLIO SECURITIES

     Purchases and sales of investments, other than short-term obligations, were as follows:

                                                       PURCHASES         SALES
      U.S.  Government   securities                   $4,526,414      $2,061,524
      Investments (non-U.S. government securities)    $2,503,365      $  177,303

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

      Aggregate Cost                                                 $5,112,299
      Gross unrealized appreciation                                  $  137,028
      Gross unrealized depreciation                                      (4,036)
      Net unrealized appreciation                                    $  132,992


5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                           SHARES        AMOUNT
Shares sold                                                500,000    $5,000,000
Shares issued to shareholders in reinvestment of            18,788       192,386
 distributions
Net increase                                               518,788    $5,192,386

                                   * * * * * *

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT


To the  Trustees  of the DLB Fund  Group and  Shareholders  of
 DLB  Global  Small Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Global Small Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations, changes in net assets, and the financial highlights for the period from July 19, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Global Small Capitalization Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 19, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

February 1, 1996



DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS - 98.1%

ISSUER                                                                              SHARES          VALUE
CHEMICALS SPECIALTY - 1.9%
     Calgon Carbon                                                                   9,200       $110,400
     M.A. Hanna Co.                                                                  3,200         89,600

                                                                                                  200,000
METALS AND MINING - 0.9%
     Martin Marietta Materials                                                       4,500         92,813

PAPER/FOREST PRODUCTS - 0.7%
     Albany International Corp. Class A                                              4,100         74,313

AEROSPACE - 1.3%
     E G & G                                                                         5,600        135,800

CONSTRUCTION - 1.0%
     Southdown Inc. (*)                                                              5,300        103,350

ENVIRONMENTAL - 1.0%
     Safety-Kleen                                                                    6,900        107,812

MACHINERY/EQUIPMENT - 2.7%
     BW/IP Inc. Class A                                                              5,800         95,700
     Harsco Corp.                                                                    2,000        116,250
     Trinity Industries                                                              2,400         75,600

                                                                                                  287,550
APPAREL - TEXTILE - 1.8%
     National Service Industries                                                     3,700        119,788
     Stride Rite                                                                     9,300         69,750

                                                                                                  189,538
AUTO PARTS MANUFACTURERS - 3.2%
     Armor All Products                                                              6,800        123,250
     Arvin Industries                                                                3,400         56,100
     Bandag Inc. Class A                                                             1,100         58,300
     Standard Products                                                               5,800        102,225

                                                                                                  339,875
FURNITURE AND APPLIANCES - 2.2%
     Herman Miller                                                                   4,500        135,000
     LA-Z-BOY Chair                                                                  3,200         98,800

                                                                                                  233,800
RECREATION - 0.8%
     King World Productions (*)                                                      2,100         81,638


DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                              SHARES          VALUE
PRINTING AND PUBLISHING - 4.6%
     CCH Inc., Class B                                                               5,100        281,138
     Central Newspapers A                                                            3,300        103,538
     Lee Enterprises                                                                 4,200         96,600

                                                                                                  481,276
RETAIL - SPECIALITY - 0.8%
     Fingerhut Companies                                                             5,700         79,088

WHOLESALERS - 1.0%
     Waban Inc. (*)                                                                  5,600        105,000

FOOD PRODUCERS - 0.9%
     Dean Foods Co.                                                                  3,600         99,000

FOOD RETAILERS - 1.1%
     Vons Companies (*)                                                              4,200        118,650

COSMETIC/TOILETRY - 0.8%
     Alberto Culver Class A                                                          2,600         79,300

TOBACCO - 1.7%
     Dimon Inc.                                                                      5,600         98,700
     Quilmes Industries                                                              4,800         74,880

                                                                                                  173,580
COAL GAS AND PIPE - 2.3%
     Cabot Oil & Gas Corp.                                                           6,600         96,525
     Nabors Industries (*)                                                          13,000        144,625

                                                                                                  241,150
OIL - DOMESTIC - 0.8%
     Quaker State Corp.                                                              7,000         88,375

BANKS - 2.8%
     First Commercial Corp.                                                          3,317        109,461
     First Security Corp.                                                            2,900        111,650
     Firstier Financial                                                              1,700         74,800

                                                                                                  295,911
INSURANCE COMPANIES - 1.8%
  Gallagher, AJ & Co.                                                                2,300         85,675
  Hartford Steam Boiler Ins.                                                         2,100        105,000

                                                                                                  190,675

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                              SHARES         VALUE
ELECTRONIC/INSTRUMENT - 1.3%
  Intergraph Corp. (*)                                                               4,100        64,575
  Scitex                                                                             5,300        72,213

                                                                                                 136,788

TELECOMMUNICATIONS - 0.7%
  Octel Communications(*)                                                            2,400        77,400

TRUCKING AND SHIPPING - 2.1%
  Alexander & Baldwin                                                                3,400        78,200
  Hunt JB Transport                                                                  4,500        75,375
  Overseas Shipholding                                                               3,700        70,300

                                                                                                 223,875
NATURAL GAS - 0.9%
     Equitable Resources                                                             3,100        96,875

FOREIGN - 57%

   UNITED KINGDOM
     Alllied Colloids Group - Chemicals                                             44,900        92,711
     Peter Black Holdings - Household Goods                                         19,000        79,643
     N Brown Group - Retailers - General                                            20,000        83,214
     Court Cavendish Group - Health Care                                            21,400        90,036
     Devro International - Food Producers                                           26,000       102,527
     Fairey Group - Electronic and Electrical Equipment                             11,300        94,383
     McBride - Household Goods (*)                                                  28,100        84,196
     Seton Healthcare Group - Health Care                                           13,000        79,721
     Spirax-Sarco Engineering - Engineering                                         15,000       138,211
     UniChem - Health Care                                                          21,300        80,025

                                                                                                 924,667
     BELGIUM
      Colruyt - Retailers - Food                                                   126,428       123,616

     FRANCE
      Bioblock Scientific - Distributors                                             2,000       102,139
      Brioch Pasquier - Food Producers                                               1,000       121,789
      Guilbert - Distributors                                                        1,200       141,234
      SocieteManutan - Distributors                                                  1,000       116,591
      Spir Communication - Media                                                     1,400       128,666
      Virbac - Pharmaceuticals                                                       1,000       122,812

                                                                                                 733,231

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                               SHARES         VALUE
FOREIGN (CONTINUED)
     GERMANY
       Douglas Holdings - Retailers - General                                         3,250       114,960
       Rhoen Klinikum - Health Care                                                   1,200       119,958
       Sto AG - Building Materials and Merchants (**)                                   100        50,332

                                                                                                  285,250
     ITALY
       Gewiss - Electronic and Electrical Equipment                                  13,700       172,684
       Industrie Natuzzi ADR - Household Goods                                        3,700       167,888

                                                                                                  340,572
     NETHERLANDS
       Grolsch - Breweries                                                            3,350       116,590
       Nutricia Verenidge Bedrijuen - Food Producers                                  1,850       149,772
       Wegener - Media                                                                1,550       149,847

                                                                                                  416,209
     SWITZERLAND
       Fotolabo - Other Services and Businesses                                         400       160,000
       Phoenix Mecano - Engineering                                                     300       150,782

                                                                                                  310,782
     NEW ZEALAND
       Guinness Peat Group - Other Financial                                        155,000        81,021

     JAPAN
      Aim Services - Other Svcs. and Business                                         5,000        91,535
      Amada Metrecs - Japan                                                           9,000       143,840
      Canon Aptex - Engineering                                                       5,500        89,597
      Daiwa Industries - Engineering                                                 12,000       116,234
      Disco - Electronic and Electrical Equipment                                     4,000       149,168
      Fukuda Denshi - Health Care                                                     5,000       134,153
      Harada Industry - Electronic and Electrical Equip.                              5,000        85,722
      Maruko - Retailers - General (*)                                                1,500       101,850
      Mitsui High Tech - Electronic and Electrical Equip.                             5,000       130,763
      Nihon Jumbo - Other Services and Businesses                                     4,300       150,358
      Nissen - Retailers - General                                                    5,730       134,314
      Royal Ltd. - Retailers - General                                                4,000       133,670
      SxL Corp. - Building and Construction                                          12,000       124,370
      Xebio Co. - Retialers - General                                                 4,000       141,418


                                                                                                1,726,992

DLB GLOBAL SMALL CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS (CONTINUED)

ISSUER                                                                               SHARES            VALUE
FOREIGN (CONTINUED)
     HONG KONG
       CDL Hotels - Leisure and Hotels                                              260,000          131,126
       Chen Hsong Holdings - Engineering                                             90,000           47,135
       Gold Peak - Electronic and Electrical Equipment                              150,000           74,195
       South China Morning Post - Media                                             200,000          122,204

                                                                                                     374,660
     INDONESIA
       Multi Bintang D/R - Breweries                                                  5,500           63,806

     MALAYSIA
       Perlis Plantations - Diversified Industrial                                   40,000          125,188

     SINGAPORE
       Tiger Medicals - Pharmaceuticals                                              50,000           83,038
       Tibs Holdings - Transport                                                     40,000           97,809
       United Industrial Corp. - Property                                            71,000           69,745

                                                                                                     250,592
     THAILAND
       Matichon (THB) F/R - Media                                                    13,000           76,865
       Saha Pathana Interholding L/R - Div. Industrial *                             35,000           66,667
       Thai Pineapple (TIPCO) L/R - Food Producers *                                 52,000           76,431

                                                                                                     219,963

Total Common and Preferred Stocks                                                                 10,309,981
     (Identified Cost $9,938,233)

REPURCHASE AGREEMENT - 1.9%
  Bank of New York, dated 12/29/95, due 1/2/96 (Secured by $208,000 U.S.
  Treasury Notes, due 9/30/97, Market Value $212,712)                                                204,300

Total Investments
      (Identified cost $10,142,533)                                                               10,514,281

Other Assets, Less Liabilities - 0%                                                                   (5,003)

NET ASSETS - 100%                                                                               $ 10,509,278

(*) Non-income producing securities
(**) Preferred Stock



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,142,533)                                            $  10,514,281
  Receivable for investments sold                                                                        81,885
  Dividends and interest receivable                                                                      53,890

            Total assets                                                                             10,650,056

LIABILITIES:
  Payable for investments purchased                                                                     104,880
  Accrued expenses and other liabilities                                                                 35,898

            Total liabilities                                                                           140,778

NET ASSETS                                                                                        $  10,509,278

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                 $  10,172,224
  Unrealized appreciation on investments and translation of assets and liabilities
    in foreign currency                                                                                 371,931
  Accumulated net realized loss on investments and foreign currency transactions                        (35,270)
  Accumulated undistributed net investment income                                                           393

Total                                                                                             $  10,509,278

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                             1,017,012

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE (NET ASSETS / SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                                                    $       10.33


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $10,439)                                                $ 108,643
  Interest                                                                                               23,708

            Total investment income                                                                     132,351

EXPENSES:
  Management fee                                                                                         45,284
  Custodian fee                                                                                          35,040
  Legal fees                                                                                             31,092
  Accounting and audit fees                                                                              25,804
  Trustees' fees                                                                                          5,438

            Total expenses                                                                              142,658

  Reduction of expenses by investment manager                                                           (76,551)

            Net expenses                                                                                 66,107

            Net investment income                                                                        66,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis):
     Investment transactions                                                                            (35,270)
     Foreign currency transactions                                                                        6,373

            Net realized loss                                                                           (28,897)

  Change in unrealized appreciation:
    Investments                                                                                         371,748
    Translation of assets and liabilities in foreign currency                                               183

            Net unrealized gain on investments and foreign currency                                     371,931

            Net realized and unrealized gain on investments and foreign currency                        343,034

            Increase in net assets from operations                                               $      409,278



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN  NET ASSETS:
  From operations:
    Net investment income                                                                          $    66,244
    Net realized loss on investments and foreign currency transactions                                 (28,897)
    Net unrealized gain on investments and foreign currency translation                                371,931

            Increase in net assets from operations                                                     409,278

  Distributions declared to shareholders from net investment income                                    (72,224)

  Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                   72,224

            Increase in net assets from Fund share transactions                                     10,072,224

            Total increase in net assets                                                            10,409,278

NET ASSETS:
  At beginning of period                                                                               100,000

  At end of period (including accumulated undistributed net investment
     income of $393)                                                                             $  10,509,278


See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 19, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                 $ 10.00

    Net investment income                                                                                  0.07
    Net realized and unrealized gain on investments                                                        0.33

            Total income from investment operations                                                        0.40

  Less distributions declared to shareholders from net investment income                                  (0.07)

    Net asset value - end of period                                                                     $ 10.33

Total return                                                                                               8.96%

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                  1.46%
  Ratio of net investment income to average net assets                                                     1.46%
  Portfolio turnover                                                                                          5%
  Net assets at end of period (000 omitted)                                                           $  10,509

The manager has agreed with the Fund to reduce its investment management fee and bear certain expenses, such that expenses do not exceed 1.50% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that required by state securities law, the net investment income per share and ratios would have been:

  Net investment income                                                                               $    0.02

  Ratios (to average net assets):
    Expenses                                                                                               2.50%*

    Net investment income                                                                                  0.42%*

* Annualized.



See notes to financial statements.

DLB GLOBAL SMALL CAPITALIZATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Global Small Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes only. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ( the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

      During the period ended December 31, 1995, $6,373 was reclassified from accumulated undistributed net realized gain on investments to accumulated undistributed net investment income, due to differences between book and tax accounting for foreign currency transactions. This change had no effect on net assets or net asset value per share.

      At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $35,270 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2003.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 1.00% of average daily net assets.

      DLB has entered into a sub-advisory agreement with Babson-Stewart Ivory International ("BSI") with respect to the management of the international component of the Fund's portfolio. Under the sub-advisory agreement, DLB pays BSI a monthly fee at the annual rate of 0.50% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $45,284, all of which was waived by DLB and, additionally, $31,267 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,490,197 and $516,694, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


        Aggregate cost                                    $ 10,142,533

        Gross unrealized appreciation                     $    862,978
        Gross unrealized depreciation                         (491,230)

        Net unrealized appreciation                       $    371,748



5.    SHARES OF BENEFICIAL INTEREST

      The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                        SHARES         AMOUNT
       Shares sold                                     1,000,000    $ 10,000,000
       Shares issued to shareholders in reinvestment
        of distributions                                   7,012          72,224

       Net increase                                    1,007,012    $ 10,072,224


                                   * * * * * *

DELOITTE &
 TOUCHE LLP
                  125 Summer Street                    Telephone: (617) 261-8000
                  Boston, Massachusetts 02110-1617     Facsimile: (617) 261-8111


INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and Shareholders of
  DLB Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Value Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Value Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

February 1, 1996

DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4%

ISSUER                                                                           SHARES         VALUE
CHEMICALS - 2.3%
  Dupont                                                                          3,500        $244,562

PAPER/FOREST PRODUCTS - 6.7%
   Potlatch Corp.                                                                 6,000         240,000
   Weyerhaeuser                                                                   6,000         259,500
   Willamette Ind.                                                                4,000         225,000

                                                                                                724,500
AEROSPACE - 5.0%
   Boeing                                                                         3,500         274,312
   Lockheed Martin Corp.                                                          3,400         268,600

                                                                                                542,912
ENVIRONMENTAL - 2.2%
   Safety-Kleen                                                                  15,500         242,187

APPAREL - TEXTILE - 2.6%
   Reebok International                                                          10,100         285,325

RECREATION - 1.8%
   Huffy Corp.                                                                   19,000         192,375

PRINTING AND PUBLISHING - 2.1%
   Harcourt General                                                               5,500         230,312

RETAIL DISCOUNT - 2.2%
   K MART                                                                        32,200         233,450

RETAIL - GENERAL - 4.7%
   Penny JC                                                                       5,000         238,125
   Sears Roebuck & Co.                                                            7,000         273,000

                                                                                                511,125
FOOD PRODUCERS - 2.5%
   Grand Metropolitan ADR                                                         9,500         273,125

DRUGS - 2.1%
   Lilly, Eli & Co.                                                               3,982         223,988

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4% (CONTINUED)

ISSUER                                                                           SHARES         VALUE
MEDICAL SUPPLIES AND SERVICES - 3.9%
   Guidant Corp.                                                                   3,521       148,762
   Tenet Healthcare Corp.                                                         13,300       275,975

                                                                                               424,737
OIL - DOMESTIC - 2.0%
   Atlantic Richfield                                                              2,000       221,500


OIL  - INTERNATIONAL - 2.6%
   Royal Dutch Pete NY Reg. N Gldr.                                                2,000       282,250


BANKS - 9.8%
   Chase Manhattan                                                                 4,500       272,812
   First Bank System                                                               5,500       272,938
   First Interstate Bancorp                                                        1,800       245,700
   National City Corp.                                                             8,000       265,000

                                                                                             1,056,450
FINANCIAL SERVICES - 12.2%
  American Express                                                                 6,500       268,938
  Salomon Inc.                                                                     7,000       248,500
  Student Loan Corp.                                                               8,200       278,800
  Student Loan Marketing                                                           4,300       283,262
  Transamerica                                                                     3,300       240,488

                                                                                             1,319,988
INSURANCE COMPANIES - 7.4%
  Aetna Life & Casualty                                                            4,000       277,000
  Allstate Corp.                                                                   6,400       263,200
  General RE Corp.                                                                 1,700       263,500

                                                                                               803,700

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4% (CONTINUED)

ISSUER                                                                           SHARES         VALUE
DIVERSIFIED - 2.0%
  Hanson PLC Sponsored ADR                                                         14,000      213,500

PROFESSIONAL SERVICES - 4.7%
  ABM                                                                              10,000      277,500
  PHH Corp.                                                                         5,000      233,750
                                                                                               511,250
COMPUTER RELATED - 4.3%
  Apple Computer                                                                    6,700      213,563
   International Business Machines                                                  2,700      247,725

                                                                                               461,288
COMPUTER SOFTWARE - 2.5%
   Shared Med. Sys. Corp.                                                           5,000      271,875


OFFICE EQUIPMENT - 4.6%
   Wallace Computer                                                                 4,100      223,963
   Xerox                                                                            2,000      274,000


                                                                                               497,963
AIRLINES - 2.2%
   KLM Royal Dutch Air                                                              6,658      234,695


TRUCKING AND SHIPPING - 2.3%
   Overseas Shipholding                                                            13,400      254,600

ELECTRICAL POWER - 2.7%
   Texas Utilities                                                                  7,000      287,875

TOTAL COMMON STOCKS (IDENTIFIED COST, $9,966,759)                                           10,545,532

REPURCHASE AGREEMENT - 3%
  Bank of New York, dated 12/29/95, due
  1/2/96 (Secured by $324,000 U. S. Treasury
  Notes, due 9/30/97, Market Value $331,340)                                                   320,107


Total Investments (Identified cost $10,286,866)                                             10,865,639
Other Assets, Less Liabilities (0.4%)                                                          (48,061)

NET ASSETS - 100%                                                                          $10,817,578

See notes to financial statements.

DLB VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,286,866)                                             $ 10,865,639
  Interest and dividends receivable                                                                      16,870


            Total assets                                                                             10,882,509

LIABILITIES:
  Payable for investments purchased                                                                      45,744
  Accrued expenses and other liabilities                                                                 19,187

            Total liabilities                                                                            64,931

NET ASSETS                                                                                         $ 10,817,578

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $ 10,238,563
  Unrealized appreciation on investments                                                                578,773
  Accumulated undistributed net investment income                                                           242


  Total                                                                                            $ 10,817,578


SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                             1,022,591

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                         $      10.58



See notes to financial statements.

DLB VALUE FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends (net of foreign tax withheld of $1,932)                                                   $ 111,574
  Interest                                                                                               16,211

            Total investment income                                                                     127,785

EXPENSES:
  Management fee                                                                                         24,862
  Custodian fee                                                                                          28,213
  Accounting and audit fees                                                                              22,263
  Trustees' fees                                                                                          5,438
  Legal fees                                                                                             28,867
  Other                                                                                                     121

            Total expenses                                                                              109,764

  Reduction of expenses by investment manager                                                           (73,081)

            Net expenses                                                                                 36,683

            Net investment income                                                                        91,102

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments (identified cost basis)                                                  147,693
  Change in unrealized appreciation                                                                     578,773

            Net realized and unrealized gain on investments                                             726,466

            Increase in net assets from operations                                                    $ 817,568


See notes to financial statements.

DLB VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO  DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                       $        91,102
    Net realized gain on investments                                                                    147,693
    Net unrealized gain on investments                                                                  578,773

       Increase in net assets from operations                                                           817,568


   Distributions declared to shareholders:
    From net investment income                                                                          (90,860)
    From net realized gain on investments                                                              (147,693)

       Total distributions declared to shareholders                                                    (238,553)

 Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                 10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                   238,553

         Increase in net assets from Fund share transactions                                         10,238,553


         Total increase in net assets                                                                10,817,568

NET ASSETS:
  At beginning of period                                                                                  10.00

  At end of period (including accumulated undistributed net investment income of
     $242)                                                                                       $   10,817,578

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                 $ 10.00

  Income from investment operations:
    Net investment income                                                                                  0.09
    Net realized and unrealized gain on investments                                                        0.73

           Total income from investment operations                                                         0.82

  Less distributions declared to shareholders:
    From net investment income                                                                            (0.09)
    From net realized gain on investments                                                                 (0.15)

           Total distributions declared to shareholders                                                   (0.24)

Net asset value - end of period                                                                         $ 10.58

Total return                                                                                              18.64%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                  0.80%*
  Ratio of net investment income to average net assets                                                     2.02%*
  Portfolio turnover                                                                                          7%
  Net assets at end of period (000 omitted)                                                            $ 10,818

The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.80% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund, the net investment income per share and ratios would have been:

Net investment income                                                                                  $   0.02

Ratios (to average net assets):
  Expenses                                                                                                 2.43%*
  Net investment income                                                                                    0.40%*

* Annualized.

See notes to financial statements.

DLB VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.      BUSINESS AND ORGANIZATION

        DLB Value Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

        The Trust is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company.

2.      SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

        INVESTMENT   TRANSACTIONS  AND  INCOME  -  Investment  transactions  are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

        TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

        The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

3.      TRANSACTIONS WITH AFFILIATES

        INVESTMENT MANAGER - The Fund has a management agreement with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of average daily net assets.

        For the period ended December 31, 1995, the management fee amounted to $24,862, all of which was waived by DLB and, additionally, $48,219 of Fund expenses were borne by DLB.

        The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.      PORTFOLIO SECURITIES

        Purchases and sales of investments, other than short-term obligations aggregated $10,538,734 and $719,669, respectively.

        The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


        Aggregate cost                                             $ 10,286,866
        Gross unrealized appreciation                              $  1,113,361
        Gross unrealized depreciation                                  (534,588)

        Net unrealized appreciation                                $    578,773

5.      SHARES OF BENEFICIAL INTEREST

        The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                     SHARES             AMOUNT

Shares sold                                        1,000,000      $  10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                    22,590            238,553

Net increase                                       1,022,590      $  10,238,553





                                  * * * * * *

DELOITTE &
 TOUCHE LLP
                   125 Summer Street                   Telephone: (617) 261-8000
                   Boston, Massachusetts 02110-1617    Facsimile: (617) 261-8111




INDEPENDENT AUDITORS' REPORT

To the Trustees of the DLB Fund Group and
 Shareholders of DLB Mid Capitalization Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of DLB Mid Capitalization Fund (a separate series of The DLB Fund Group) as of December 31, 1995, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DLB Mid Capitalization Fund at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from July 25, 1995 (commencement of operations) to December 31, 1995 in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

February 1, 1996


DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL

DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0%

ISSUER                                                                                     SHARES      VALUE
CHEMICALS  SPECIALTY - 4.6%
   Calgon Carbon                                                                          22,900      $274,800
   M. A. Hanna                                                                             8,100       226,800
                                                                                                       501,600

METALS AND MINING - 2.2%
   Martin Marietta Materials                                                              11,400       235,125

PAPER/FOREST PRODUCTS - 1.7%
  Albany International Corp. Class A (*)                                                  10,300       186,688

AEROSPACE - 3.1%
   E G & G                                                                                14,000       339,500

CONSTRUCTION - 2.4%
   Southdown                                                                              13,200       257,400

ENVIRONMENTAL - 2.5%
   Safety-Kleen                                                                           17,300       270,312

MACHINERY/EQUIPMENT - 6.6%
   BW/IP Inc., Class A                                                                    14,500       239,250
   Harsco Corp.                                                                            5,100       296,438
   Trinity Industries                                                                      6,000       189,000
                                                                                                       724,688

APPAREL - TEXTILE - 4.4%
   National Service Industries                                                             9,300       301,088
   Stride Rite                                                                            23,400       175,500
                                                                                                       476,588

AUTO PARTS MANUFACTURERS - 8.3%
   Armor All Products                                                                     17,000       308,125
   Arvin Industries                                                                        8,600       141,900
   Bandag Inc., Class A (*)                                                                2,600       201,400
   Standard Products                                                                      14,500       255,563
                                                                                                       906,988

FURNITURE AND APPLIANCES  -  5.4%
   Herman Miller                                                                          11,300       339,000
   LA-Z-BOY Chair                                                                          8,000       247,000
                                                                                                       586,000

RECREATION - 1.9%
   King World Productions                                                                  5,400       209,925


DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0% (CONTINUED)

ISSUER                                                                                     SHARES      VALUE
PRINTING AND PUBLISHING - 11.0%
  CCH Inc., Class B                                                                       12,800       705,600
  Central Newspapers A                                                                     8,200       257,275
  Lee Enterprises                                                                         10,200       234,600
                                                                                                     1,197,475

RETAIL - SPECIALTY - 1.8%
   Fingerhut Companies                                                                    14,200       197,025

WHOLESALERS - 2.4%
    Waban Inc.                                                                            14,100       264,375

FOOD PRODUCERS - 2.3%
   Dean Foods Co.                                                                          9,000       247,500

FOOD RETAILERS - 2.7%
   Vons Companies                                                                         10,600       299,450

COSMETIC TOILETRY - 1.8%
   Alberto Culver, Class A                                                                 6,500       198,250

TOBACCO - 2.2%
   Dimon Inc.                                                                             13,800       243,225

COAL GAS AND PIPE - 5.5%
   Cabot Oil & Gas Corp.                                                                  16,500       241,310
   Nabors Industries                                                                      32,300       359,337
                                                                                                       600,647

OIL - DOMESTIC - 2.0%
   Quaker State Corp.                                                                     17,700       223,461

BANKS - 6.6%
   First Commercial Corp.                                                                  8,239       271,890
   First Security Corp.                                                                    7,000       269,500
   Firstier Financial                                                                      4,100       180,400
                                                                                                       721,790

INSURANCE COMPANIES - 4.3%
   Gallagher (*)                                                                           5,700       212,325
   Hartford Steam Boiler Ins.                                                              5,200       260,000
                                                                                                       472,325

ELECTRONIC/INSTRUMENT - 3.1%
   Intergraph Corp.                                                                       10,100       159,075
   Scitex                                                                                 13,400       182,575
                                                                                                       341,650

DLB MID CAPITALIZATION FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0% (CONTINUED)

ISSUER                                                                                     SHARES      VALUE
TELECOMMUNICATIONS - 1.8%
  Octel Communications                                                                     6,000       193,500

TRUCKING AND SHIPPING - 5.2%
  Alexander & Baldwin                                                                      8,700       200,100
  Hunt JB Transport                                                                       11,300       189,275
  Overseas Shipholding                                                                     9,300       176,700

NATURAL GAS - 2.3%
  Equitable Resources                                                                      8,000       250,000

Total common stocks (Identified cost $9,959,887)                                                    10,711,562

REPURCHASE AGREEMENT - 2.6%
   Bank of New York, dated 12/29/95, due 1/2/96 (secured by $284,000
   U.S. Treasury Notes, due 9/30/97, market value $290,433)                                            280,633

Total investments (Identified cost $10,240,520)                                                     10,992,195

Other Assets, Less Liabilities - (0.6%)                                                                (63,321)

NET ASSETS - 100%                                                                                  $10,928,874

(*) Non-income producing security

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (identified cost, $10,240,520)                                           $        10,992,195
  Dividends and interest receivable                                                                           22,888

            Total assets                                                                                  11,015,083

LIABILITIES:
  Payable for investments purchased                                                                           62,493
  Accrued expenses and other liabilities                                                                      23,716

            Total liabilities                                                                                 86,209

NET ASSETS                                                                                       $        10,928,874

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $        10,176,967
  Unrealized appreciation on investments                                                                     751,675
  Accumulated undistributed net investment income                                                                232

            Total                                                                                $        10,928,874

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                  1,016,544

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  (NET ASSETS / SHARES OF BENEFICIAL INTEREST OUTSTANDING)                                       $             10.75

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF OPERATIONS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Dividends                                                                                          $ 96,748
  Interest                                                                                             27,489

            Total investment income                                                                   124,237

EXPENSES:
  Management fee                                                                                       26,445
  Custodian fee                                                                                        28,634
  Accounting and audit fees                                                                            24,368
  Legal fees                                                                                           31,594
  Trustees' fees                                                                                        5,438

            Total expenses                                                                            116,479

  Reduction of expenses by investment manager                                                         (76,123)

            Net expenses                                                                               40,356

            Net investment income                                                                      83,881

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (identified cost basis)                                                                93,308

  Change in unrealized appreciation                                                                   751,675

            Net realized and unrealized gain on investments                                           844,983

            Increase in net assets from operations                                                   $928,864

See notes to financial statements.

DLB MID CAPITALIZATION FUND

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  From operations:
    Net investment income                                                                                   $        83,881
    Net realized gain on investments                                                                                 93,308
    Net unrealized gain on investments                                                                              751,675

               Increase in net assets from operations                                                               928,864

  Distributions declared to shareholders:
    From net investment income                                                                                      (83,531)
    From net realized gain on investments                                                                           (93,308)

            Total distributions declared to shareholders                                                           (176,839)

  Fund share (principal) transactions:
    Net proceeds from sale of shares                                                                             10,000,000
    Net asset value of shares issued to shareholders in reinvestment of distributions                               176,839

            Increase in net assets from Fund share transactions                                                  10,176,839

            Total increase in net assets                                                                         10,928,864

NET ASSETS:
  At beginning of period                                                                                                 10

  At end of period (including accumulated undistributed net investment income of $232)                  $        10,928,874

See notes to financial statements.

DLB MID CAPITALIZATION FUND

FINANCIAL HIGHLIGHTS
PERIOD FROM JULY 25, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout the period):
  Net asset value - beginning of period                                                                        $            10.00

  Income from investment operations -
    Net investment income                                                                                                    0.08
    Net realized and unrealized gain on investments                                                                          0.84

           Total income from investment operations                                                                           0.92

  Less distributions declared to shareholders:
    From net investment income                                                                                              (0.08)
    From net realized gain on investments                                                                                   (0.09)

           Total distributions declared to shareholders                                                                     (0.17)

Net asset value - end of period                                                                                $            10.75

Total return                                                                                                                21.17%*

Ratios and Supplemental Data:
  Ratio of expenses to average net assets                                                                                    0.90%*
  Ratio of net investment income to average net assets                                                                       1.90%*
  Portfolio turnover                                                                                                            6%
  Net assets at end of period (000 omitted)                                                                    $        10,929.00

  The manager has agreed with the Fund to reduce its management fee and bear certain expenses, such that expenses do not exceed 0.90% of average daily net assets on an annualized basis. If the fee and expenses had been incurred by the Fund and had expenses been limited to that permitted by state securities law, the net investment income per share and ratios would have been:

Net investment income                                                                                         $              0.01

Ratios (to average net assets):
  Expenses                                                                                                                   2.50%*
  Net investment income                                                                                                      0.32%*

*Annualized.

See notes to financial statements.

DLB MID CAPITALIZATION FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    BUSINESS AND ORGANIZATION

      DLB Mid Capitalization Fund (the "Fund") is a non-diversified series of The DLB Fund Group (the "Trust").

      The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

      INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Interest income is recorded on the accrual basis.

      TAX MATTERS AND DISTRIBUTIONS - The Fund's policy is to comply with the provisions of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of undistributed net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

      The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. During the period ended December 31, 1995, $118 was reclassified from accumulated undistributed net investment income to paid-in capital, due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT MANAGER - The Fund has a management contract with David L. Babson & Co., Inc. ("DLB") to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.60% of average daily net assets.

      For the period ended December 31, 1995, the management fee amounted to $26,445, of which all was waived by DLB and, additionally, $49,678 of Fund expenses were borne by DLB.

      The Fund pays no compensation directly to its Trustees who are officers of the investment manager, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from DLB.

4.    PORTFOLIO SECURITIES

      Purchases and sales of investments, other than short-term obligations, aggregated $10,398,892 and $532,430, respectively.

      The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 10,240,520
Gross unrealized appreciation                                      $  1,290,834
Gross unrealized depreciation                                          (539,159)

Net unrealized appreciation                                        $    751,675


5.    SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares during the period were as follows:

                                                    SHARES             AMOUNT

Shares sold                                        1,000,000      $  10,000,000
Shares issued to shareholders in reinvestment
  of distributions                                    16,543            176,839

Net increase                                       1,016,543      $  10,176,839

                                   * * * * * *

                               THE DLB FUND GROUP

                                    FORM N-1A

                            PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

               (a)      Index to Financial Statements and Supporting Schedules:

                        (1)      Financial Statements:
                        Financial highlights for Fixed Income Fund (a). Financial highlights for Global Small Cap Fund (a). Financial highlights for Value Fund (a).
                        Financial highlights for Mid Cap Fund (a).

                        Statementof Assets and  Liabilities  for Fixed Income
                                 Fund as of December 31, 1995 (b).
                        Statementof Operations  for Fixed Income Fund for the
                                 period from July 25,  1995 to  December  31,
                                 1995 (b).
                        Statementof Changes  in Net  Assets for Fixed  Income
                                 Fund  for the  period  from  July  25,  1995
                                 December 31, 1995 (b).
                        Notes to financial statements for Fixed Income Fund (b). Statement of Assets and Liabilities for Global Small
                                 Cap Fund as of December 31, 1995 (b).
                        Statementof Operations  for Global Small Cap Fund for
                                 the period  from July 19,  1995 to  December
                                 31, 1995 (b).
                        Statementof Changes  in Net  Assets for Global  Small
                                 Cap Fund for the period  from July 19,  1995
                                 to December 31, 1995 (b).
                        Notes to financial statements for Global Small Cap
                                 Fund (b).
                        Statement of Assets and Liabilities for Value Fund as of
                                 December 31, 1995 (b).
                        Statementof Operations  for Value Fund for the period
                                 from July 25, 1995 to December 31, 1995 (b).
                        Statementof  Changes in Net Assets for Value Fund for
                                 the period  from July 25,  1995 to  December
                                 31, 1995 (b).
                        Notes to financial statements for Value Fund (b). Statement of Assets and Liabilities for Mid Cap Fund as
                                 of December 31, 1995 (b).
                        Statementof  Operations  for  Mid  Cap  Fund  for the
                                 period from July 25,  1995 to  December  31,
                                 1995(b).

                        Statementof  Changes  in Net  Assets for Mid Cap Fund
                                 for  the  period   from  July  25,  1995  to
                                 December 31, 1995 (b).
                        Notes to Financial Statements for Mid Cap Fund (b).

                        (2)      Supporting Schedules:
                        Schedule  I    -    Portfolio  of   investments
                                            owned as of  December  31,  1995,
                                            for Fixed Income Fund (b).
                                       -    Portfolio of investments owned as
                                            of  December  31, 1995 for Global
                                            Small Cap Fund (b).
                                       -    Portfolio of investments owned as
                                            of  December  31,  1995 for Value
                                            Fund (b).
                                       -    Portfolio of investments owned as
                                            of December  31, 1995 for Mid Cap
                                            Fund (b).

                        Schedules II through IX omitted because the required matter is not present.


(a)      Included in Part A.
(b)      Included in Part B.


               (b)      Exhibits:
                        (1)            Agreement and Declaration of Trust
                        (2)            By-Laws*
                        (3)            Not Applicable
                        (4)            Not Applicable
                        (5)            Forms of Management Contracts*
                                       (a) Management Contract between the Trust
                                       and David L.  Babson  &  Co.,  Inc.  (the
                                       "Manager") on behalf of the  Fixed Income
                                       Fund
                                       (b) Management Contract between the Trust
                                       and the  Manager  on behalf of the Global
                                       Small Cap Fund
                                       (c) Sub-Advisory  Agreement  between  the
                                       Manager  and  Babson-Stewart  Ivory
                                       International (the "Sub-Adviser")  on
                                       behalf of the Global Small Cap Fund
                                       (d) Management Contract between the Trust
                                       and  the  Manager  on behalf of the Value
                                       Fund
--------


     * Incorporated by reference to Registrant's initial Annual Report on Form N-SAR for the period ending December 31, 1995 (File No. 811-08690) filed electronically on February 29, 1996.

                                       (e) Management Contract between the Trust
                                       and the  Manager on behalf of the Mid Cap
                                       Fund
                           (6)         Not Applicable
                           (7)         Not Applicable
                           (8) Form of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")**
                           (9) Form of Transfer Agency Agreement between the Trust and IBT**
                           (10)        Opinion  and  Consent  of Ropes & Gray***
                           (11) Consent of Deloitte & Touche LLP dated March 18, 1996
                           (12)        Not  Applicable
                           (13) Letter of Understanding relating to initial capital***
                           (14)        Not  Applicable
                           (15)        Not  Applicable
                           (16)        Not   Applicable
                           (17)        Financial Data Schedules for the:
                                       (a)  Fixed Income Fund
                                       (b)  Global Small Cap Fund
                                       (c)  Value Fund
                                       (d)  Mid Cap Fund
                           (18)        Not Applicable
                                       Powers of Attorney****


-------------


Item 25.  Persons Controlled by or under Common Control with Registrant.


         As of December 31, 1995, in excess of 99% of the outstanding shares of beneficial interest of the Fixed Income Fund, Value Fund and Mid Cap Fund were held by Massachusetts Mutual Life Insurance Company ("Mass Mutual"), and 99% and 1% of the

--------


     ** Incorporated by reference to Registrant's initial Registration Statement on Form N- 1A (File No. 33-82366) filed on August 3, 1994.

     ***Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on June 30, 1995.

     **** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on October 12, 1994.

shares of the Global Small Cap Fund were held by Mass Mutual and David L. Babson & Co., Inc., respectively.


Item 26.  Number of Holders of Securities.

                                                        Number of Record Holders
                                                         as of the date of this
         Title of Class                                  Registration Statement
         --------------                                  ----------------------
Shares of Beneficial Interest of Fixed Income Fund                     2
Shares of Beneficial Interest of Global Small Cap Fund                 2
Shares of Beneficial Interest of Value Fund                            2
Shares of Beneficial Interest of Mid Cap Fund                          2


Item 27.  Indemnification.

          Article VIII, Sections 1, 2 and 3 of Registrant's Agreement and Declaration of Trust provides as follows with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities:

         Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust
shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

Item 28.  Business and Other Connections of Adviser.

         No director or officer of David L. Babson & Co., Inc., the Registrant's investment adviser, has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

Item 29.  Principal Underwriters -- Not Applicable.

Item 30.  Location of Accounts and Records.

         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be kept by the Registrant, the Manager and the Sub-Adviser at their respective principal business offices at One Memorial Drive, Cambridge, Massachusetts 02142 and by the Registrant's Custodian and Transfer Agent at its principal business office at 89 South Street, Boston, Massachusetts 02205.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Part A or Part B.


Item 32.  Undertakings.

         The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5A of Form N-1A omitted from the Prospectus, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of The DLB Fund Group is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 15th day of March, 1996.


                                               THE DLB FUND GROUP


                                               By:  /s/ Ronald E. Gwozdz
                                                    --------------------
                                                    Ronald E. Gwozdz
                                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.


               *                          Trustee; Chairman                             March 15, 1996
-----------------------------------
Peter C. Thompson

               *                          Trustee; Principal Executive                  March 15, 1996
-----------------------------------
Ronald E. Gwozdz                            Officer; and President

               *                          Treasurer; Principal Financial                March 15, 1996
-----------------------------------
Edson B. Olds IV                            Officer and Principal
                                            Accounting Officer
               *                          Trustee                                       March 15, 1996
-----------------------------------
Charles E. Hugel

               *                          Trustee                                       March 15, 1996
-----------------------------------
Richard A. Nenneman

               *                          Trustee                                       March 15, 1996
-----------------------------------
Peter S. Schliemann

                                          Trustee                                       March 15, 1996
Richard J. Phelps

            *By   /s/ Ronald E. Gwozdz
                  --------------------
                  Ronald E. Gwozdz
                  Attorney-In-Fact

                                  EXHIBIT INDEX



Exhibit No.                         Description
-----------                         -----------
     1                     Agreement and Declaration of Trust

     11                    Consent of Deloitte & Touche LLP dated March 18, 1996

     17(a)                 Financial Data Schedule for Fixed Income Fund

     17(b)                 Financial Data Schedule for Global Small Cap Fund

     17(c)                 Financial Data Schedule for Value Fund

     17(d)                 Financial Data Schedule for Mid Cap Fund